Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	¥ 2,370,137	¥ 2,125,949
Subsidiaries [Member] | Loans With The Client [Member] | US | Subprime Borkerage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable gross	¥ 57,524	¥ 197,859